Note 15 - Impairment of Real Estate Investments:	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Asset Impairment Charges [Text Block]
19.	Impairment of Real Estate Investments:

The Company assesses on a regular basis whether there are any indicators that the carrying value of real estate assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset's carrying value is in excess of its estimated fair value.

During the second quarter of 2014, the Company recognized aggregate impairment charges of $200,000 on real estate assets classified in continuing operations. The Company has explored the possible disposition of some of its medical properties and determined that the expected undiscounted cash flows based upon revised estimated holding periods of the Port Jefferson Professional Park are below the current carrying value. Accordingly, the Company reduced the carrying value of this property to its estimated fair value. There was no impairment charge during the three months ended September 30, 2014. There was an impairment charge of $2,100,000 incurred during the 9 months ended September 30, 2013.

15. Impairment of Real Estate Investments:

The Company assesses on a regular basis whether there are any indicators that the carrying value of real estate assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset's carrying value is in excess of its estimated fair value. During the third quarter of 2013, the Company recognized aggregate impairment charges of $2,100,000 on real estate assets classified in continuing operations. The Company has explored the possible disposition of some of its medical properties and determined that the expected undiscounted cash flows based upon revised estimated holding periods of one of its real estate properties below the current carrying value. Accordingly, the Company reduced the carrying value of the property to its estimated fair value.

There were no impairment charges during 2012.